Prepaid Expenses and Other Current Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Provisions	$ 1,214	$ 392